Shareholder Report, Average Annual Return (Details) 1014048_Franklin Genomic Advancements ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	73 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Genomic Advancements ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Genomic Advancements ETF (NAV)
Average Annual Return, Percent	22.84%	(5.15%)	4.79%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.94%